Wilson Bank Holding Company - Parent Company Financial Information - Statements of Changes in Stockholders' Equity - Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Parent Company Only Financial Information [Line Items]
Beginning balance				$ 223,438				$ 200,892				$ 177,671	$ 223,438	$ 200,892	$ 177,671
Cash dividends declared, $.45, $.49 and $.56 per share for the period ended 2014, 2015 and 2016 respectively													(5,756)	(4,935)	(4,510)
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively													4,316	3,511	3,204
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively													152	241	186
Issuance of 2,564,091 shares of common stock pursuant to a 4 for 3 stock split													5,128
Share based compensation expense													69	38	41
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245, $106 and $2,006 for the period 2014, 2015 and 2016 respectively													(3,232)	(172)	3,617
Repurchase of 2,053 common shares															(94)
Net earnings for the year	$ 6,802	$ 6,918	$ 6,270	5,643	$ 5,958	$ 6,088	$ 6,201	5,616	$ 6,100	$ 5,351	$ 5,154	4,172	25,633	23,863	20,777
Ending balance	244,620				223,438				200,892				244,620	223,438	200,892
Common Stock
Parent Company Only Financial Information [Line Items]
Beginning balance				15,304				15,144				14,997	15,304	15,144	14,997
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively													197	145	139
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively													10	15	12
Repurchase of 2,053 common shares															(4)
Ending balance	20,639				15,304				15,144				20,639	15,304	15,144
Additional Paid-In Capital
Parent Company Only Financial Information [Line Items]
Beginning balance				61,339				57,709				54,519	61,339	57,709	54,519
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively													4,119	3,366	3,065
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively													142	226	174
Share based compensation expense													69	38	41
Repurchase of 2,053 common shares															(90)
Ending balance	60,541				61,339				57,709				60,541	61,339	57,709
Retained Earnings
Parent Company Only Financial Information [Line Items]
Beginning balance				147,646				128,718				112,451	147,646	128,718	112,451
Cash dividends declared, $.45, $.49 and $.56 per share for the period ended 2014, 2015 and 2016 respectively													(5,756)	(4,935)	(4,510)
Net earnings for the year													25,633	23,863	20,777
Ending balance	167,523				147,646				128,718				167,523	147,646	128,718
Net Unrealized Gain (Loss) On Available-For-Sale Securities
Parent Company Only Financial Information [Line Items]
Beginning balance				(851)				(679)				(4,296)	(851)	(679)	(4,296)
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245, $106 and $2,006 for the period 2014, 2015 and 2016 respectively													(3,232)	(172)	3,617
Ending balance	(4,083)				(851)				(679)				(4,083)	(851)	(679)
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				223,438				200,892				177,671	223,438	200,892	177,671
Cash dividends declared, $.45, $.49 and $.56 per share for the period ended 2014, 2015 and 2016 respectively													(5,756)	(4,935)	(4,510)
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively													4,316	3,511	3,204
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively													152	241	186
Issuance of 2,564,091 shares of common stock pursuant to a 4 for 3 stock split													0
Share based compensation expense													69	38	41
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245, $106 and $2,006 for the period 2014, 2015 and 2016 respectively													(3,232)		3,617
Repurchase of 2,053 common shares														(172)	(94)
Net earnings for the year													25,633	23,863	20,777
Ending balance	244,620				223,438				200,892				244,620	223,438	200,892
Wilson Bank Holding Company [Member] | Common Stock
Parent Company Only Financial Information [Line Items]
Beginning balance				15,304				15,144				14,997	15,304	15,144	14,997
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively													197	145	139
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively													10	15	12
Repurchase of 2,053 common shares															(4)
Ending balance	20,639				15,304				15,144				20,639	15,304	15,144
Wilson Bank Holding Company [Member] | Additional Paid-In Capital
Parent Company Only Financial Information [Line Items]
Beginning balance				61,339				57,709				54,519	61,339	57,709	54,519
Issuance of 69,289, 72,543 and 98,318 shares of stock pursuant to dividend reinvestment plan for the period 2014, 2015 and 2016 respectively													4,119	3,366	3,065
Issuance of 6,144, 7,633 and 5,120 shares of stock pursuant to exercise of stock options for the period 2014, 2015 and 2016 respectively													142	226	174
Issuance of 2,564,091 shares of common stock pursuant to a 4 for 3 stock split													(5,128)
Share based compensation expense													69	38	41
Repurchase of 2,053 common shares															(90)
Ending balance	60,541				61,339				57,709				60,541	61,339	57,709
Wilson Bank Holding Company [Member] | Retained Earnings
Parent Company Only Financial Information [Line Items]
Beginning balance				147,646				128,718				112,451	147,646	128,718	112,451
Cash dividends declared, $.45, $.49 and $.56 per share for the period ended 2014, 2015 and 2016 respectively													(5,756)	(4,935)	(4,510)
Net earnings for the year													25,633	23,863	20,777
Ending balance	167,523				147,646				128,718				167,523	147,646	128,718
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For-Sale Securities
Parent Company Only Financial Information [Line Items]
Beginning balance				$ (851)				$ (679)				$ (4,296)	(851)	(679)	(4,296)
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245, $106 and $2,006 for the period 2014, 2015 and 2016 respectively													(3,232)		3,617
Repurchase of 2,053 common shares														(172)
Ending balance	$ (4,083)				$ (851)				$ (679)				$ (4,083)	$ (851)	$ (679)